Share-based payment obligation (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		$ 3.3
Options granted | Option		0
Share options Forfeited | Option		0
Dividends planned for the near future	$ 0.0	$ 0.0
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 32.4
Assumption of forfeiture rate	7.00%
Expected charge over remaining term of outstanding share options	$ 12.2	$ 12.2
Expected dividend, share options granted	$ 0.0
Omnibus share-based payment plans | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.39
Omnibus share-based payment plans | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.55
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 17.4
Omnibus share-based payment plans, PSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	10.9
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 4.1